Shareholders' equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2023
Class of Stock [Line Items]
Authorized shares of common stock (shares)				3,500,000,000	3,500,000,000
Common stock, par value (usd per share)				$ 0.01	$ 0.01
Common stock, shares, outstanding (shares)				808,444,600
Increase in common stock dividend	9.00%
Dividends on common stock, cash paid (usd per share)		$ 0.37	$ 0.34	$ 1.42	$ 1.30	$ 1.24
Authorized amount of shares to repurchase			$ 6,000
Treasury stock acquired (shares)				2,000,000
Treasury stock acquired, average cost per share (usd per share)				$ 61.08
Shares repurchased during period, value				$ 124
Preferred stock, shares authorized (shares)				100,000,000	100,000,000
Preferred stock, par value (usd per share)				$ 0.01	$ 0.01
Temporary equity				$ 109	$ 161
Subsequent Event
Class of Stock [Line Items]
Authorized amount of shares to repurchase							$ 5,000